UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 68.4%
U.S. Government Sponsored Agencies 66.1%
Federal Farm Credit Bank:
0.06% **, 3/20/2015	20,000,000	19,997,400
0.12% **, 8/4/2015	10,000,000	9,992,833
0.138% *, 3/3/2016	15,000,000	15,000,000
0.18% *, 2/2/2015	25,000,000	24,999,668
0.27% *, 3/4/2015	5,000,000	5,000,777
Federal Home Loan Bank:
0.04% **, 1/5/2015	12,000,000	11,999,947
0.065% **, 1/23/2015	50,000,000	49,998,014
0.073% **, 2/4/2015	35,000,000	34,997,587
0.085% **, 2/11/2015	12,500,000	12,498,790
0.09% **, 1/5/2015	15,000,000	14,999,850
0.09% **, 1/9/2015	15,000,000	14,999,700
0.09% **, 2/13/2015	30,000,000	29,996,775
0.1% **, 1/26/2015	5,000,000	4,999,653
0.101% *, 2/12/2015	25,000,000	25,000,000
0.107% *, 6/5/2015	33,000,000	33,000,015
0.11% *, 1/20/2015	40,000,000	40,000,000
0.12% **, 1/23/2015	15,000,000	14,998,900
0.125%, 2/5/2015	12,500,000	12,499,373
0.125%, 9/2/2015	10,000,000	9,994,479
0.17%, 2/12/2015	6,000,000	6,000,018
0.17% **, 9/4/2015	2,794,000	2,790,754
0.18%, 7/29/2015	22,500,000	22,504,966
0.19%, 9/3/2015	10,000,000	9,998,811
0.21%, 10/13/2015	10,000,000	9,997,808
Federal Home Loan Mortgage Corp.:
0.039% **, 1/5/2015	28,000,000	27,999,879
0.04% **, 1/14/2015	72,410,000	72,408,954
0.055% **, 2/11/2015	25,000,000	24,998,434
0.064% **, 4/6/2015	10,000,000	9,998,311
0.09% **, 2/2/2015	25,000,000	24,998,000
0.091% **, 4/14/2015	15,000,000	14,995,923
0.095% **, 3/2/2015	7,167,000	7,165,865
0.095% **, 4/24/2015	15,000,000	14,995,527
0.105% **, 1/20/2015	7,223,000	7,222,600
0.105% **, 7/23/2015	15,000,000	14,989,300
0.11% **, 4/15/2015	20,000,000	19,993,644
0.12% **, 6/1/2015	7,500,000	7,496,225
0.145% **, 6/16/2015	5,000,000	4,996,657
0.15% **, 7/10/2015	8,500,000	8,493,271
0.2% **, 11/16/2015	7,600,000	7,586,531
0.251% **, 12/7/2015	5,000,000	4,988,195
4.375%, 7/17/2015	6,884,000	7,041,509
Federal National Mortgage Association:
0.04% **, 2/2/2015	12,000,000	11,999,573
0.045% **, 2/17/2015	20,000,000	19,998,825
0.08% **, 4/22/2015	25,000,000	24,993,833
0.085% **, 1/12/2015	15,000,000	14,999,610
0.12% **, 4/1/2015	8,000,000	7,997,600
0.121% * , 10/21/2016	9,000,000	8,999,120

		805,623,504
U.S. Treasury Obligations 2.3%
U.S. Treasury Notes:
0.085% *, 1/31/2016	15,000,000	15,000,000
2.25%, 1/31/2015	12,500,000	12,521,598

		27,521,598

Total Government & Agency Obligations (Cost $833,145,102)		833,145,102
Repurchase Agreements 12.3%
Nomura Securities International, 0.08%, dated 12/31/2014, to be repurchased at $150,000,667 on 1/2/2015 (a) (Cost $150,000,000)	150,000,000	150,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $983,145,102) †	80.7	983,145,102
Other Assets and Liabilities, Net	19.3	235,708,714

Net Assets	100.0	1,218,853,816

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $983,145,102.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $141,387,847 Government National Mortgage Association, with the various coupon rates from 2.5-8.0%, with various maturity dates of 8/20/2025-12/20/2044 with a value of $153,000,001.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$983,145,102	$—	$983,145,102

Total	$—	$983,145,102	$—	$983,145,102

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015